Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
THIRD QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia Strategic California Municipal Income Fund

Portfolio of Investments
Columbia Strategic California Municipal Income Fund, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Strategic California Municipal Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Commercial Mortgage-Backed Securities 1 .7%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Series 2019-ML05  Class ACA
11/25/2033 3.350% 3,557,629 3,402,166
Series 2021-ML10  Class ACA
06/25/2038
2.046% 2,330,001 1,946,590
1 1 1 1 1
Total Agency Commercial Mortgage-Backed Securities
(Cost $ 5,989,501 ) 5,348,756
Municipal Bonds 94 .5%
Education 14.5%
California Educational Facilities Authority
Revenue Bonds
Series A
10/01/2055 5.000% 3,000,000 3,136,283
California Enterprise Development Authority
Revenue Bonds
06/01/2036 5.000% 685,000 715,637
06/01/2054 4.000% 3,000,000 2,695,729
Series B
07/01/2036 5.000% 685,000 751,154
California Infrastructure & Economic Development Bank
Revenue Bonds
Series B
11/01/2057 5.000% 3,000,000 3,010,250
California Municipal Finance Authority
(a)
Refunding Revenue Bonds
Series A
11/01/2045 5.375% 1,075,000 1,090,927
11/01/2054 5.625% 1,250,000 1,252,496
California Public Finance Authority
(a)
Revenue Bonds
Series A
06/15/2039 5.000% 870,000 863,683
06/15/2049 5.000% 1,400,000 1,296,818
California School Finance Authority
(a)
Refunding Revenue Bonds
Series A
06/01/2061 4.000% 1,000,000 643,704
10/01/2061 5.000% 3,500,000 3,171,419
Revenue Bonds
07/01/2062 5.500% 1,775,000 1,765,320
06/01/2065 6.250% 1,000,000 1,035,203
Series A
07/01/2035 5.000% 3,010,000 3,010,680
08/01/2035 5.000% 1,510,000 1,510,079
07/01/2045 5.000% 2,705,000 2,680,111
08/01/2048 5.000% 1,750,000 1,645,659
06/01/2051 4.000% 1,000,000 724,125
07/01/2056 5.750% 1,000,000 958,191
06/01/2061 4.000% 2,890,000 1,946,012
08/01/2061 5.000% 4,000,000 3,597,289
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Revenue Notes
12/01/2026 4.400% 2,000,000 2,001,266
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series A (BAM)
03/01/2040 5.000% 2,000,000 2,001,597
University of California
Refunding Revenue Bonds
Series CE
11/15/2041 5.000% 2,000,000 2,181,719
Revenue Bonds
Series CH
05/15/2043 5.500% 1,000,000 1,132,917
Total 44,818,268
General Obligations 14.8%
Alameda Unified School District-Alameda County
General Obligation Unlimited
Series C
08/01/2042 3.000% 1,000,000 805,958
Carlsbad Unified School District
General Obligation Unlimited
Series A
08/01/2048 3.125% 2,750,000 2,131,605
Series B
08/01/2050 2.375% 3,000,000 1,854,395
Cerritos Community College District
General Obligation Unlimited
Series C
08/01/2044 3.000% 5,000,000 4,050,050
Commonwealth of Puerto Rico
(b)
Notes
11/01/2051 0.000% 1,626,394 1,187,268
Commonwealth of Puerto Rico
(b),(c)
Notes
Series CW
11/01/2043 0.000% 713,210 508,162
Desert Community College District
General Obligation Unlimited
08/01/2051 4.000% 2,750,000 2,570,552
East Side Union High School District
Refunding General Obligation Unlimited
Series B (NPFG)
08/01/2026 5.250% 360,000 360,000
Long Beach Community College District
General Obligation Unlimited
Series E
08/01/2052 5.000% 1,500,000 1,574,701
Los Angeles Community College District
Refunding General Obligation Unlimited
08/01/2042 5.000% 1,000,000 1,144,254
Los Angeles Unified School District
General Obligation Unlimited
Series QRR
07/01/2049 4.000% 2,500,000 2,308,573

Portfolio of Investments
(continued)
Columbia Strategic California Municipal Income Fund, July 31, 2026 (Unaudited)
Columbia Strategic California Municipal Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Manteca Unified School District
(d)
General Obligation Unlimited
08/01/2032 0.000% 5,440,000 4,419,515
Mt San Antonio Community College District
General Obligation Unlimited
Series A
08/01/2055 5.250% 1,000,000 1,062,456
Pomona Unified School District
(d)
General Obligation Unlimited
Series G (AG)
08/01/2033 0.000% 1,000,000 757,881
08/01/2034 0.000% 1,610,000 1,165,070
Poway Unified School District
(d)
General Obligation Unlimited
Series A
08/01/2030 0.000% 2,295,000 2,034,980
San Diego Community College District
General Obligation Unlimited
Series A-1
08/01/2050 4.000% 4,000,000 3,793,042
San Diego Unified School District
General Obligation Unlimited
Series B
07/01/2048 3.250% 5,000,000 4,013,048
Sierra Kings Health Care District
Refunding General Obligation Unlimited
08/01/2037 5.000% 1,500,000 1,500,256
State of California
Unrefunded General Obligation Unlimited
04/01/2029 5.300% 2,000 2,005
General Obligation Unlimited
04/01/2045 3.250% 3,650,000 3,056,671
03/01/2055 5.000% 3,000,000 3,141,991
08/01/2055 5.250% 1,500,000 1,601,563
Total 45,043,996
Hospital 14.8%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Series A
11/15/2043 5.000% 2,000,000 2,134,433
11/15/2044 5.000% 2,000,000 2,124,287
06/01/2050 4.000% 2,500,000 2,167,253
Revenue Bonds
02/01/2047 5.000% 4,000,000 4,023,993
Series A-2
11/01/2044 4.000% 3,000,000 2,800,644
Series B
11/15/2058 5.250% 1,000,000 1,008,034
California Municipal Finance Authority
Refunding Revenue Bonds
11/01/2039 5.000% 2,000,000 2,001,583
Series A
04/01/2049 5.000% 1,000,000 1,008,839
04/01/2054 5.000% 1,540,000 1,541,376
Revenue Bonds
10/01/2046 4.000% 4,580,000 4,104,871
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
03/01/2050 4.000% 2,000,000 1,617,857
California Public Finance Authority
Refunding Revenue Bonds
10/15/2047 5.000% 4,000,000 3,907,191
California Public Finance Authority
(a),(c)
Revenue Bonds
Series A (Mandatory Put 04/01/2033)
04/01/2066 5.100% 1,500,000 1,501,476
California Statewide Communities Development Authority
Refunding Revenue Bonds
Series A
03/01/2042 4.000% 5,000,000 4,413,864
04/01/2046 3.000% 1,000,000 762,006
04/01/2047 4.000% 1,750,000 1,534,193
Revenue Bonds
Series A
12/01/2054 5.500% 2,660,000 2,660,483
04/01/2056 5.000% 1,000,000 1,005,586
Series B-1
10/01/2032 2.850% 1,500,000 1,447,914
City of Upland
Refunding Certificate Participation
01/01/2042 4.000% 3,000,000 2,725,504
Washington Township Health Care District
Refunding Revenue Bonds
Series A
07/01/2048 4.000% 500,000 402,382
Total 44,893,769
Housing 10.1%
California Community Housing Agency
(a)
Revenue Bonds
Series A-2
02/01/2043 4.000% 2,700,000 2,471,025
California Municipal Finance Authority
Refunding Revenue Bonds
Series A
08/15/2042 4.000% 1,000,000 913,521
08/15/2059 5.000% 2,645,000 2,613,606
Revenue Bonds
Series A
06/01/2050 5.000% 1,250,000 1,228,072
California Public Finance Authority
(a)
Revenue Bonds
Series A
06/01/2054 6.500% 1,500,000 1,442,463
California Statewide Communities Development Authority
(a)
Revenue Bonds
09/02/2045 5.000% 340,000 337,657
09/02/2051 5.200% 650,000 641,157
09/02/2062 5.300% 1,370,000 1,347,349
Series A
09/02/2062 6.625% 1,500,000 1,516,437
CMFA Special Finance Agency
(a)
Revenue Bonds
Series A-2
12/01/2045 4.000% 3,000,000 2,279,305

Portfolio of Investments
(continued)
Columbia Strategic California Municipal Income Fund, July 31, 2026 (Unaudited)
Columbia Strategic California Municipal Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
CMFA Special Finance Agency VIII
(a)
Revenue Bonds
Series A-2
08/01/2047 4.000% 1,775,000 1,575,383
CSCDA Community Improvement Authority
(a)
Revenue Bonds
Series A
08/01/2056 4.000% 1,760,000 1,521,045
Series A-2
07/01/2056 4.000% 5,500,000 4,236,442
08/01/2056 3.125% 2,500,000 1,811,023
10/01/2056 4.000% 3,000,000 2,260,566
12/01/2056 3.000% 2,000,000 1,372,830
Series B
12/01/2048 4.000% 2,000,000 1,522,050
12/01/2056 4.000% 1,000,000 746,090
05/01/2057 4.000% 2,000,000 1,389,394
Total 31,225,415
Industrial Development Revenue 0.4%
California Infrastructure & Economic Development Bank
(a),(c)
Refunding Revenue Bonds
Series B (Mandatory Put 11/02/2026)
AMT
01/01/2065 12.000% 470,000 300,800
California Municipal Finance Authority
(e)
Revenue Bonds
Series A-1
12/01/2032 7.500% 2,745,000 54,900
California Municipal Finance Authority
(a)
Revenue Bonds
AMT
01/01/2055 6.000% 1,000,000 1,044,358
Total 1,400,058
Lease Revenue 2.4%
California State Public Works Board
Revenue Bonds
Series A
09/01/2046 5.000% 1,000,000 1,065,259
09/01/2048 5.000% 1,000,000 1,051,250
04/01/2049 5.000% 1,250,000 1,299,804
Municipal Improvement Corp. of Los Angeles
(f)
Refunding Revenue Bonds
Series B
11/01/2038 5.000% 500,000 548,009
Municipal Improvement Corp. of Los Angeles
Revenue Bonds
Series A
05/01/2047 5.000% 2,000,000 2,090,258
San Diego Public Facilities Financing Authority
Refunding Revenue Bonds
Series A
10/15/2050 5.000% 1,500,000 1,570,007
Total 7,624,587
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Pollution 2.1%
California Municipal Finance Authority
(c)
Revenue Bonds
Series A (Mandatory Put 09/01/2033)
AMT
09/01/2053 4.375% 750,000 775,650
03/01/2054 3.875% 3,900,000 3,901,902
California Pollution Control Financing Authority
(a),(c)
Refunding Revenue Bonds
AMT
07/01/2043 2.875% 1,500,000 1,499,795
Total 6,177,347
Special Tax Revenue 11.2%
American Samoa Economic Development Authority
(a)
Refunding Revenue Bonds
Series A
09/01/2035 5.000% 1,200,000 1,237,343
Bakersfield Redevelopment Agency
Tax Allocation
Series A
08/01/2029 7.500% 650,000 651,754
Series B
08/01/2029 7.250% 305,000 305,779
California Municipal Finance Authority
Special Tax
09/01/2054 5.000% 1,500,000 1,481,562
City & County San Francisco Infrastructure & Revitalization
Financing District 1 Facilities
(a)
Tax Allocation
Series A
09/01/2052 5.000% 1,000,000 939,282
City of Dublin
Special Tax
09/01/2045 4.000% 850,000 754,834
09/01/2051 4.000% 865,000 723,972
City of Los Angeles
Revenue Notes
06/24/2027 5.000% 3,000,000 3,063,410
City of Roseville
Special Tax
09/01/2054 5.000% 1,500,000 1,468,385
City of Sacramento
Special Tax
09/01/2054 5.000% 1,000,000 996,608
Inland Valley Development Agency
Refunding Tax Allocation
Series A
09/01/2044 5.000% 5,000,000 5,040,655
Irvine Facilities Financing Authority
Special Tax
Series A (BAM)
09/01/2058 4.000% 1,000,000 898,830
Orange County Community Facilities District
Special Tax
Series A
08/15/2053 5.500% 1,855,000 1,912,635
08/15/2056 5.000% 1,000,000 1,000,240

Portfolio of Investments
(continued)
Columbia Strategic California Municipal Income Fund, July 31, 2026 (Unaudited)
Columbia Strategic California Municipal Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
(b),(d)
Revenue Bonds
Series A-1
07/01/2046 0.000% 14,600,000 5,312,662
07/01/2051 0.000% 5,000,000 1,321,976
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
(b)
Revenue Bonds
Series A-1
07/01/2058 5.000% 5,000,000 4,803,991
River Islands Public Financing Authority
Refunding Special Tax
Series A-1 (AG)
09/01/2052 5.250% 1,000,000 1,042,743
San Francisco City & County Redevelopment Successor Agency
Tax Allocation
Series A
08/01/2043 5.000% 1,000,000 1,000,444
Tracy Community Facilities District
Special Tax
09/01/2053 5.875% 1,000,000 1,044,224
Total 35,001,329
Transportation 9.2%
Bay Area Toll Authority
Revenue Bonds
Series SSL-1
04/01/2046 5.000% 300,000 323,126
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Series A
AMT
05/15/2055 5.500% 3,000,000 3,143,382
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series B-2
01/15/2053 3.500% 5,000,000 3,936,615
Foothill-Eastern Transportation Corridor Agency
(d)
Refunding Revenue Bonds
01/15/2033 0.000% 5,000,000 3,992,860
Port of Los Angeles
Refunding Revenue Bonds
Series 2
AMT
08/01/2036 5.000% 250,000 270,134
08/01/2037 5.000% 250,000 268,670
08/01/2038 5.000% 200,000 213,559
Riverside County Transportation Commission
(d)
Unrefunded Revenue Bonds
Series B
06/01/2029 0.000% 1,265,000 1,144,926
Revenue Bonds
Series B
06/01/2032 0.000% 2,055,000 1,647,136
06/01/2033 0.000% 2,940,000 2,258,004
San Diego County Regional Airport Authority
Revenue Bonds
Series B
AMT
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
07/01/2048 5.000% 2,500,000 2,525,592
07/01/2055 5.500% 3,000,000 3,145,157
San Francisco City & County Airport Commission-San Francisco
International Airport
Refunding Revenue Bonds
Series 2
AMT
05/01/2049 5.250% 1,000,000 1,035,071
Series A
AMT
05/01/2045 5.250% 500,000 531,227
Series C
AMT
05/01/2048 5.750% 3,000,000 3,211,631
Revenue Bonds
Series D
AMT
05/01/2055 5.500% 1,000,000 1,049,805
Total 28,696,895
Utilities 12.5%
California Community Choice Financing Authority
Revenue Bonds
Series E
07/01/2035 5.000% 1,000,000 1,080,391
Series G
10/01/2034 5.000% 1,670,000 1,765,523
12/01/2035 5.000% 625,000 666,556
California Community Choice Financing Authority
(c)
Revenue Bonds
Series A (Mandatory Put 05/01/2035)
01/01/2056 5.000% 1,400,000 1,413,154
Series A-1 (Mandatory Put 08/01/2029)
12/01/2053 5.000% 1,000,000 1,035,015
04/01/2056 5.000% 500,000 524,038
Series B (Mandatory Put 11/01/2035)
01/01/2055 5.000% 500,000 510,209
03/01/2056 5.000% 2,000,000 2,087,720
Series C (Mandatory Put 10/01/2033)
12/01/2055 5.000% 3,000,000 3,088,382
Series D (Mandatory Put 07/01/2034)
10/01/2055 5.000% 3,000,000 3,032,493
Series E (Mandatory Put 05/01/2035)
10/01/2056 5.000% 1,000,000 1,055,303
Series E-1 (Mandatory Put 03/01/2031)
02/01/2054 5.000% 7,000,000 7,289,768
Series F (Mandatory Put 11/01/2030)
10/01/2054 5.500% 2,955,000 3,185,518
Series G (Mandatory Put 04/01/2030)
11/01/2054 5.250% 1,000,000 1,043,951
11/01/2055 5.000% 1,000,000 1,019,542
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series A
07/01/2028 5.000% 2,000,000 2,057,925

Portfolio of Investments
(continued)
Columbia Strategic California Municipal Income Fund, July 31, 2026 (Unaudited)
Columbia Strategic California Municipal Income Fund | 2026

Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
M-S-R Energy Authority
Revenue Bonds
Series B
11/01/2034 7.000% 1,000,000 1,168,821
Puerto Rico Electric Power Authority
(b),(e)
Revenue Bonds
Series A
07/01/2042 5.000% 1,780,000 1,294,950
Series XX
07/01/2040 5.250% 465,000 338,288
San Joaquin Valley Clean Energy Authority
(c)
Revenue Bonds
Series A (Mandatory Put 07/01/2035)
01/01/2056 5.500% 3,000,000 3,235,076
Southern California Public Power Authority
Revenue Bonds
Series A
11/01/2033 5.000% 1,000,000 1,047,084
Total 37,939,707
Water and Sewer 2.5%
East County Advanced Water Purification Joint Powers Authority
Revenue Bonds
Series A-1
09/01/2026 3.125% 4,500,000 4,499,297
Puerto Rico Commonwealth Aqueduct & Sewer Authority
(a),(b)
Refunding Revenue Bonds
Series A
07/01/2047 4.000% 250,000 229,885
07/01/2047 5.000% 2,425,000 2,445,181
Total 7,174,363
Total Municipal Bonds
(Cost $ 311,075,941 ) 289,995,734
Issuer ... Yield
Principal
Amount ($) .
...
Value ($)
Variable Rate Demand Notes 2 .5%
General Obligations 0.7%
City of New York
(c)
General Obligation Unlimited
Series A-5
08/01/2044 3.050% 2,000,000 2,000,000
Issuer ... Yield
Principal
Amount ($) .
...
Value ($)
Variable Rate Demand Notes (continued)
Special Tax Revenue 0.2%
New York City Transitional Finance Authority Future Tax Secured
Revenue
(c)
Revenue Bonds
Series E-3
02/01/2045 3.050% 500,000 500,000
Water and Sewer 1.6%
New York City Municipal Water Finance Authority
(c)
Revenue Bonds
06/15/2043 3.050% 1,000,000 1,000,000
Series AA-2
06/15/2050 3.050% 4,250,000 4,250,000
Total 5,250,000
Total Variable Rate Demand Notes
(Cost $ 7,750,000 ) 7,750,000
Issuer . Shares
.
Value ($)
Warrants 0 .0%
Industrials 0.0%
Ground Transportation 0.0%
BL Train Holdings West LLC expiring
12/01/2035
(g),(h),(i)
3,874 39
Total Industrials 39
Total Warrants
(Cost $ – ) 39
. Shares
.....
Value ($)
Money Market Funds 0 .5%
BlackRock Liquidity Funds MuniCash,
Institutional Class, 2.187%
(j)
1,590,738 1,590,897
1 1 1
Total Money Market Funds
(Cost $ 1,590,897 ) 1,590,897
Total Investments in Securities
(Cost $ 326,406,339 ) 304,685,426
Other Assets & Liabilities, Net 2,469,575
Net Assets 307,155,001
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $64,861,318, which represents 21.12% of total net assets.
(b) Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United
States. At July 31, 2026, the total value of these securities amounted to $17,442,363, which represents less than 0.01%.
(c) Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2026.

Portfolio of Investments
(continued)
Columbia Strategic California Municipal Income Fund, July 31, 2026 (Unaudited)
Columbia Strategic California Municipal Income Fund | 2026

Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(d) Zero coupon bond.
(e) Represents a security in default.
(f) Represents a security purchased on a when-issued basis.
(g) Non-income producing investment.
(h) Valuation based on significant unobservable inputs.
(i) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2026, the total value of these securities amounted to $39, which represents less than 0.01% of total net assets.
(j) The rate shown is the seven-day current annualized yield at July 31, 2026.
Abbreviation Legend
AG Assured Guaranty Inc.
AMT Alternative Minimum Tax
BAM Build America Mutual Assurance Co.
NPFG National Public Finance Guarantee Corporation

3QT123_(09/26)
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